Earnings per Share - Summary of Basic and Diluted Earnings per Share (Parenthetical) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Series L share [member]
Earnings per share
Effect of dilutive potential shares	27,910	27,910